STEIN ROE INSTITUTIONAL CLIENT HIGH YIELD FUND

                          ANNUAL REPORT o JUNE 30,2001

[STEIN ROE LOGO]
STEIN ROE MUTUAL FUNDS

Contents

Performance Summary                                                   1
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Portfolio Manager's Report                                            2
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Portfolio of Investments                                              4
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Financial Statements                                                 10
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Notes to Financial Statements                                        16
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Financial Highlights                                                 20
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Report of Independent Auditors                                       21
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Must be preceded or accompanied by a prospectus.

Performance Summary

     To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual total return percentage or the growth of a hypothetical $10,000 investment. Below, we compare the returns of the Stein Roe Institutional Client High Yield Fund with its benchmark.

     The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the taxable profits a fund earns when it sells bonds that have grown in value).

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED JUNE 30, 2001

                                                                             1-Year           3-Year             LIFE*
----------------------------------------------------------------------------------------------------------------------
Stein Roe Institutional Client High Yield Fund                                -3.84             0.55             4.88
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index                                      -0.92            -0.34             3.20
----------------------------------------------------------------------------------------------------------------------
Lipper High Current Yield Fund Average (Peer Group)                           -5.33            -2.96             1.00
----------------------------------------------------------------------------------------------------------------------
Number of Funds in Lipper Peer Group                                           368              256               167
----------------------------------------------------------------------------------------------------------------------
* The Merrill Lynch High Yield Master II Index and the Peer Group returns are calculated for the period 2/28/97-6/30/01.

            Comparison of change in value of a $10,000 investment

                              2/14/97 - 6/30/2001

            Institutional Client          Merrill Lynch High
            High Yield Fund: $ 12,317     Yield Master II Index*: $ 11,462

2/14/97     10081                         10000
             9899.54                       9862
6/30/97     10548                         10357.1
            11102.3                       10809.9
            11352.8                       11072.5
            12077.1                       11401.9
6/30/98     12118.9                       11579.6
            11382.5                       11093.9
            11911.1                       11399.4
            12530                         11607.9
6/30/99     12626                         11682.3
            12427.5                       11527.2
            12984                         11683.6
            12726.8                       11492.2
6/30/00     12674.2                       11566.4
            12364                         11641.9
            11550.1                       11085.9
            12127.9                       11727.5
6/30/01     12317                         11462



Mutual fund performance changes over time. Please visit steinroe.com for monthly performance updates. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions. The Merrill Lynch High Yield Master II Index (calculated from 2/28/97) is an unmanaged index composed of fixed income securities that differs from the composition of any Stein Roe fund. It is not possible to invest directly in an index.

Portfolio Manager's Report

Fund Commentary

COMMENTARY FROM STEVE LOCKMAN, PORTFOLIO MANAGER
OF STEIN ROE INSTITUTIONAL CLIENT HIGH YIELD FUND AND
SR&F HIGH YIELD PORTFOLIO

     For the 12 months ended June 30, 2001, the Stein Roe Institutional Client High Yield Fund generated a total return of negative 3.84%. The fund underperformed its benchmark, the Merrill Lynch High Yield Master II Index, which posted a negative 0.92% total return for the same period.

     The fund's exposure to the telecommunications sector hurt performance. Previously the driver of positive performance, telecom issues did poorly during the period. In addition, the fund was underweighted in interest-rate sensitive BB securities, which performed well during the period due to the Fed's aggressive easing. Finally, the fund underperformed the index due to the fact that the index has a shorter maturity than the portfolio. During the period, short-term issues outperformed long-term issues.

Investment Objective and Strategy:

Seeks its total return by investing for a high level of current income and capital growth. The fund invests all of its assets in SR&F High Yield Portfolio as part of a master fund-feeder fund structure. The portfolio invests primarily in high-yield, high-risk debt securities.

Rough period for the high yield market

     The high yield bond market significantly underperformed all other fixed income asset groups. This was the beginning of the fourth year of below coupon returns--an unprecedented occurrence.

     Several factors negatively influenced the high yield market during the period. Credit risk, for one, increased considerably, as the annual default rate reached its highest level since 1991. The number of companies downgraded by the major rating agencies substantially outnumbered the companies upgraded. This had a negative psychological affect on the market.

     In addition, the continuation of the Nasdaq decline negatively affected high yield valuations, particularly in the telecommunications sector. While telecom was the fastest growing sector of the past few years, representing roughly one-third of the high yield bond market, it was hurt during the period by the falling stock market. This sector is comprised primarily of start-up growth companies, some of which do not have significant revenues or profits but need funding to continue their build-out. Their ability to access that funding was impaired during the period.

     All of these factors led to severe illiquidity in the market. With the slowing economy we began to see negative earnings reports which led to further deterioration in the market as a whole. Yield spreads widened over 300 basis points during the reporting period.

     The one bright spot during the reporting period was during the first quarter of 2001, particularly January and February, when high yield bonds performed well in an environment of declining interest rates.

Managing the fund under adverse conditions

     In an effort to manage risk during the period, we decreased our exposure to the telecom sector. This helped relative performance over the second half of the year.

     We also increased our holdings in the energy, transportation, media and printing sectors. These areas all have more predictable and reliable cash flows and improving fundamentals. This action benefited the fund as most other corporate earnings have generally continued to decline due to a slowing economy.

     Finally, we increased our exposure to the interest-rate sensitive BB and BBB rated securities. This had a positive affect on performance given the declining interest rate environment.

Fund well positioned for the future

     The high yield market still has a lot to overcome. Downgrades have continued to far exceed upgrades, which negatively affects market psychology. In addition, banks have tightened their credit standards, making it more difficult for businesses to obtain the financing they need. And in the manufacturing sector, lower capacity utilization has been hurting profit margins and pricing power.

     On an historical basis, high yield spreads appear wide. But that needs to be put in perspective because it includes very high spreads in the telecom sector. Excluding telecom, the high yield market has remained defensive and willing to buy safe and improving companies and industries at fair to tight spreads. Currently, we plan to look for opportunities in the aerospace/defense, cable and health care sectors. While we do not expect to completely avoid the telecom sector, we are not planning to increase our exposure there until there is more evidence that business plans can be executed and access to liquidity returns.

     On the positive side, we believe that there is room for the Fed to continue cutting interest rates. Historically, high yield bonds tend to perform quite well, relative to other fixed income sectors, in that environment. Also, liquidity has improved in the high yield market, excluding telecom. In fact, supply of high yield issues thus far in 2001 exceeded the supply of the entire year in 2000. It's important to note as well that these new issues were of higher quality, in more stable industries.

     In addition, the current liquidity environment appears positive. There is currently a good deal of money in money market mutual funds that could move to the equity or high yield market when the economy shows signs of improvement. This could likely take place at the end of this year or the beginning of 2002, as the Fed easing takes hold and the tax cuts go into effect.

     We believe that the fund is well positioned to reduce the risk of the negative factors in the market and take advantage of the positive trends.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 6/30/01 and are subject to change.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds; it is not available for direct investment.

SR&F High Yield Portfolio

INVESTMENT PORTFOLIO
June 30, 2001

Corporate Fixed Income Bonds & Notes - 94.3%                                               Par                   Value
----------------------------------------------------------------------------------------------------------------------

CONSTRUCTION - 1.3%

   Building Construction - 1.3%

   Beazer Homes USA, Inc., 8.875%, 4/1/08..............................             $  500,000            $    502,500
   D.R. Horton, Inc., 8.000%, 2/1/09...................................                500,000                 480,000
                                                                                                         -------------
                                                                                                               982,500
                                                                                                         -------------

FINANCE, INSURANCE & REAL ESTATE - 11.0%

   Depository Institutions - 1.8%

   Keystone Owner Trust, 8.350%, 12/25/24..............................                600,000                 549,375
   Sovereign Bancorp, Inc., 10.500%, 11/15/06..........................                750,000                 807,420
                                                                                                         -------------
                                                                                                             1,356,795
                                                                                                         -------------
   Financial Services - 5.0%

   Alamosa Delaware Inc., 12.500%, 2/1/11 (a)..........................                500,000                 450,000
   Covad Communications Group, Inc., 12.000%, 2/15/10..................              1,000,000                 140,000
   Grupo Elektra SA, 12.000%, 4/1/08...................................              1,000,000                 990,000
   LaBranche & Co., Inc., 12.000%, 3/1/07..............................              1,000,000               1,125,000
   Orion Power Holdings, Inc., 12.000%, 5/1/10 (a).....................              1,000,000               1,110,000
                                                                                                         -------------
                                                                                                             3,815,000
                                                                                                         -------------
   Holding & Other Invest Office - 1.2%

   Meditrust, 7.114%, 8/15/04 (a)......................................              1,000,000                 930,000
                                                                                                         -------------

   Insurance Carriers - 1.0%

   HCR Manor Care, 8.000%, 3/1/08......................................                750,000                 743,880
                                                                                                         -------------

   Real Estate - 2.0%

   Choctaw Resort, 9.250%, 4/1/09 (a)..................................              1,000,000               1,020,000
   Lennar Corp., 9.950%, 5/1/10 (a)....................................                500,000                 535,000
                                                                                                         -------------
                                                                                                             1,555,000
                                                                                                         -------------

MANUFACTURING - 18.4%

   Chemicals & Allied Products - 2.3%

   IMC Global, 11.250%, 6/1/11 (a).....................................                500,000                 497,500
   MacDermid Inc., 9.125%, 7/15/11 (a).................................                750,000                 742,500
   PMD Group Inc., 11.000%, 2/28/11 (a)................................                500,000                 515,000
                                                                                                         -------------
                                                                                                             1,755,000
                                                                                                         -------------
   Electronic & Electrical Equipment - 1.0%

   Flextronics International Ltd., 9.875%, 7/1/10 (a)..................                750,000                 750,000
                                                                                                         -------------

   Food & Kindred Products - 2.7%

   Delco Remy International Inc., 11.000%, 5/1/09 (a)..................              1,000,000               1,035,000
   Pepsi-Gemex SA, 9.750%, 3/30/04.....................................              1,000,000               1,060,000
                                                                                                         -------------
                                                                                                             2,095,000
                                                                                                         -------------
   Machinery & Computer Equipment - 0.6%

   Tritel PCS Inc., 10.375%, 1/15/11...................................                500,000                 450,000
                                                                                                         -------------



See accompanying Notes to Financial Statements.



-4-

                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------

MANUFACTURING - (CONT)

   Miscellaneous Manufacturing - 1.4%

   Insight Midwest, 10.500%, 11/1/10 (a)...............................             $1,000,000             $ 1,050,000
                                                                                                         -------------

   Paper Products - 1.1%

   Indah Kiat Finance Mauritius, 10.000%, 7/1/07 (b)...................                500,000                  95,000
   Tembec Industry, 8.500%, 2/1/11.....................................                750,000                 761,250
                                                                                                         -------------
                                                                                                               856,250
                                                                                                         -------------
   Primary Metal - 1.3%

   KB Home, 9.500%, 2/15/11............................................              1,000,000               1,005,000
                                                                                                         -------------

   Printing & Publishing - 2.5%

   Perry-Judd's, Inc., 10.625%, 12/15/07...............................              1,000,000                 900,000
   World Color Press, Inc., 8.375%, 11/15/08...........................              1,000,000               1,004,940
                                                                                                         -------------
                                                                                                             1,904,940
                                                                                                         -------------
   Rubber & Plastic - 0.5%

   Metromedia Fiber Network, Inc., 10.000%, 12/15/09...................              1,000,000                 410,000
                                                                                                         -------------

   Transportation Equipment - 5.0%

   BE Aerospace Inc., 8.875%, 5/1/11 (a)...............................                750,000                 738,750
   Derlan Manufacturing, Inc., 10.000%, 1/15/07........................                583,000                 542,190
   Dura Operating Corp., 9.000%, 5/1/09 (a)............................              1,250,000               1,156,250
   The Fairchild Corp., 10.750%, 4/15/09...............................              1,000,000                 800,000
   Westinghouse Air Brake Co., 9.375%, 6/15/05.........................                600,000                 597,000
                                                                                                         -------------
                                                                                                             3,834,190
                                                                                                         -------------
MINING & ENERGY - 6.2%

   Coal Mining - 0.7%

   AEI Resources, Inc., 11.500%, 12/15/06 (a) (b)......................              1,500,000                 525,000
                                                                                                         -------------

   Oil & Gas Extraction - 2.9%

   Cia Petrolifera Marlim, 13.125%, 12/17/04 (a).......................                700,000                 747,250
   El Paso Energy Corp., 8.500%, 6/1/11 (a)............................                500,000                 502,500
   Key Energy Services, Inc.,
     8.375%, 3/1/08 (a)................................................                500,000                 501,250
     14.000%, 1/15/09..................................................                431,000                 505,347
                                                                                                         -------------
                                                                                                             2,256,347
                                                                                                         -------------
   Oil & Gas Field Services - 2.6%

   Lone Star Technologies, 9.000%, 6/1/11 (a)..........................              1,000,000                 975,000
   SESI LLC, 8.875%, 5/15/11 (a).......................................              1,000,000               1,000,000
                                                                                                         -------------
                                                                                                             1,975,000
                                                                                                         -------------

RETAIL TRADE - 6.7%

   Apparel & Accessory Stores - 1.3%

   William Carter Co., 10.375%, 12/1/06................................              1,000,000               1,020,000
                                                                                                         -------------

   Food Stores - 1.3%

   Marsh Supermarkets, Inc., 8.875%, 8/1/07............................              1,000,000                 980,000
                                                                                                         -------------

   General Merchandise Stores - 0.6%

   Buhrmann US, Inc., 12.250%, 11/1/09.................................                500,000                 495,000
                                                                                                         -------------



See accompanying Notes to Financial Statements.


-5-

                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------

RETAIL TRADE - (CONT)

   Miscellaneous Retail - 1.3%

   Hexcel Corp., 9.750%, 1/15/09 (a)...................................             $1,000,000            $    965,000
                                                                                                         -------------

   Restaurants - 2.2%

   AFC Enterprises, Inc., 10.250%, 5/15/07.............................              1,250,000               1,300,000
   Edison Mission, 9.875%, 4/15/11.....................................                400,000                 379,000
                                                                                                         -------------
                                                                                                             1,679,000
                                                                                                         -------------

SERVICES - 23.4%

   Amusement & Recreation - 8.9%

   Argosy Gaming, 10.750%, 6/1/09 (a)..................................              1,000,000               1,076,250
   Boyd Gaming Corp., 9.500%, 7/15/07..................................                750,000                 729,375
   Horseshoe Gaming Holding Corp., 8.625%, 5/15/09.....................              1,000,000               1,007,500
   Park Place Entertainment Corp., 9.375%, 2/15/07.....................              1,000,000               1,050,000
   Premier Parks, Inc., 9.250%, 4/1/06.................................                250,000                 250,000
   Premier Parks, Inc., (c), 4/1/08....................................              1,750,000               1,435,000
   Six Flags Inc., 9.500%, 2/1/09 (a)..................................                250,000                 250,625
   Speedway Motorsports, Inc., 8.500%, 8/15/07.........................              1,000,000               1,015,000
                                                                                                         -------------
                                                                                                             6,813,750
                                                                                                         -------------
   Business Services - 1.9%

   Penhall Acquisition Corp., 12.000%, 8/1/06..........................              1,500,000               1,470,000
                                                                                                         -------------

   Health Services - 9.7%

   Bio-Rad Laboratories, Inc., 11.625%, 2/15/07........................              1,000,000               1,080,000
   Dynacare, Inc., 10.750%, 1/15/06....................................                500,000                 507,500
   Express Scripts, Inc., 9.625%, 6/15/09..............................                500,000                 542,500
   Healthsouth Corp., 10.750%, 10/1/08.................................              1,000,000               1,085,000
   InSight Health Services Corp., 9.625%, 6/15/08......................              1,250,000               1,250,000
   Lifepoint Hospitals, Inc., 10.750%, 5/15/09.........................              1,000,000               1,090,000
   Matria Healthcare, 5.625%, 5/1/08 (a)...............................              1,000,000                 935,000
   Triad Hospitals Inc., 8.750%, 5/1/09 (a)............................                925,000                 938,875
                                                                                                         -------------
                                                                                                             7,428,875
                                                                                                         -------------
   Hotels, Camps & Lodging - 2.9%

   Primedia Inc., 8.875%, 5/15/11 (a)..................................                750,000                 705,000
   Prime Hospitality Corp., 9.750%, 4/1/07.............................              1,490,000               1,519,800
                                                                                                         -------------
                                                                                                             2,224,800
                                                                                                         -------------

TRANSPORTATION, COMMUNICATION, ELECTRIC
GAS & SANITARY SERVICES - 26.0%

   Broadcasting - 2.1%

   Key3Media Group Inc., 11.250%, 6/15/11..............................              1,000,000               1,000,000
   Knology Holdings, Inc., (c), 10/15/07...............................              2,000,000                 620,000
                                                                                                         -------------
                                                                                                             1,620,000
                                                                                                         -------------
   Cable - 2.7%

   Charter Communications Holding LLC:
     10.750%, 10/1/09..................................................                500,000                 523,750
     11.125%, 1/15/11..................................................                400,000                 422,000
     11.750%, 5/15/11 (a)..............................................              1,000,000                 580,000
   Mediacom LLC, 11.000%, 07/15/13 (a).................................                500,000                 507,500
                                                                                                         -------------
                                                                                                             2,033,250
                                                                                                         -------------



See accompanying Notes to Financial Statements.


-6-

                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION, COMMUNICATION, ELECTRIC
GAS & SANITARY SERVICES - (CONT)

   Communications - 5.7%

   BTI Telecom Corp., 10.500%, 9/15/07.................................             $1,000,000            $    200,000
   Concentric Network Corp., 12.750%, 12/15/07.........................              1,000,000                 340,000
   Fairchild Semiconductor, 10.500%, 2/1/09............................                500,000                 483,750
   Focal Communications Corp., 11.875%, 1/15/10........................              1,000,000                 300,000
   Intermedia Communications, Inc., (c), 3/1/09........................              1,500,000               1,110,000
   MGC Communications, Inc., 13.000%, 4/1/10...........................                845,000                 236,600
   MetroNet Communications Corp., (c), 6/15/08.........................              1,000,000                 830,000
   Nextlink Communications, Inc., (c), 6/1/09..........................              1,000,000                 140,000
   Rhythms NetConnections, Inc., 12.750%, 4/15/09......................              1,000,000                 105,000
   Tele1 Europe BV, 13.000%, 5/15/09...................................              1,000,000                 590,000
                                                                                                         -------------
                                                                                                             4,335,350
                                                                                                         -------------
   Electric Services - 2.7%

   AES Corp., 9.375%, 9/15/10..........................................              1,000,000               1,007,500
   AES Drax Energy Ltd., 11.500%, 8/30/10..............................              1,000,000               1,082,500
                                                                                                         -------------
                                                                                                             2,090,000
                                                                                                         -------------
   Sanitary Services - 1.3%

   Allied Waste North America, Inc., 10.000%, 8/1/09...................              1,000,000               1,030,000
                                                                                                         -------------

   Telecommunication - 7.6%

   Crown Castle International Corp., 9.375%, 8/1/11 (a)................              1,000,000                 885,000
   GT Group Telecom, (c), 2/1/10.......................................              1,750,000                 490,000
   Global Crossing Ltd., 9.125%, 11/15/06..............................              1,000,000                 787,500
   Level 3 Communications, Inc., (c), 12/1/08 (a)......................              1,000,000                 160,000
   MetroNet Communications Corp. 12.000%, 8/15/07......................              1,000,000               1,090,000
   Nextel Communications, 9.500%, 2/1/11...............................              1,000,000                 790,000
   Primus Telecommunications Group, Inc., 12.750%, 10/15/09............              1,000,000                 220,000
   Rogers Wireless Inc., 9.625%, 5/1/11 (a)............................                500,000                 500,000
   Telecorp PCS, Inc., 10.625%, 7/15/10................................                500,000                 470,000
   Time Warner Telecom Inc., 10.125%, 2/1/11...........................                500,000                 455,000
                                                                                                         -------------
                                                                                                             5,847,500
                                                                                                         -------------
   Transportation Services - 3.2%

   RailAmerica Transportaion Corp., 12.875%, 8/15/10...................              1,000,000               1,030,000
   RailWorks Corp., 11.500%, 4/15/09...................................              1,500,000                 510,000
   Stagecoach Holdings PLC, 8.625%, 11/15/09...........................              1,000,000                 925,700
                                                                                                         -------------
                                                                                                             2,465,700
                                                                                                         -------------
   Water Transportation - 0.7%

   Teekay Shipping Corp., 8.875%, 7/15/11 (a)..........................                500,000                 506,250
                                                                                                         -------------


WHOLESALE TRADE - 1.3%

   Nondurable Goods - 1.3%

   U.S. Can Co., 12.375%, 10/1/10......................................              1,000,000               1,015,000
                                                                                                         -------------

TOTAL CORPORATE FIXED INCOME BONDS & NOTES

   (cost of $83,503,601)...............................................                                     72,269,377
                                                                                                         -------------


See accompanying Notes to Financial Statements.




-7-

                                                                                           Par                   Value
----------------------------------------------------------------------------------------------------------------------

GOVERNMENT OBLIGATIONS - 0.3%

Foreign Government Bonds - 0.3%

   Comtel Brasileira Ltd., 10.750%, 9/26/04 (a)........................             $  250,000             $   245,391
                                                                                                         -------------
   (cost of $258,700)

ASSET BACKED OBLIGATIONS - 1.2%

Asset-Backed Securities - 1.2%
------------------------------
   Mego Mortgage Home Loan Trust, Series 1997-3,
     Class CTFS, 8.010%, 8/25/23.......................................              1,000,000                 882,187
                                                                                                         -------------
     (cost of $500,000)

Common Stocks - 0.2%                                                                    Shares
----------------------------------------------------------------------------------------------

MANUFACTURING - 0.2%

   Communications Equipment - 0.2%

   RCN Corp............................................................                 22,949                 125,990
                                                                                                         -------------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%

   Communications - 0.0%

   Song Networks Holding AB, ADR.......................................                 17,612                  36,281
   Viatel, Inc.........................................................                  4,037                     242
                                                                                                         -------------
                                                                                                                36,523
                                                                                                         -------------
TOTAL COMMON STOCKS

   (cost of $627,045)..................................................                                        162,513
                                                                                                         -------------

Warrants - 0.6%                                                                          Units
----------------------------------------------------------------------------------------------

MANUFACTURING - 0.2%

   Machinery & Computer Equipment - 0.2%

   Key Energy Services, Inc............................................                  1,500                 142,500
                                                                                                         -------------

SERVICES - 0.0%

   Health Services - 0.0%

   Allegiance Telecom, Inc.............................................                  1,500                  47,760
                                                                                                         -------------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.4%

   Broadcasting - 0.0%

   Knology Holdings, Inc...............................................                  2,000                   2,000
                                                                                                         -------------

   Communications - 0.1%

   Concentric Network Corp.............................................                  1,000                  20,000
   MGC Communications, Inc.............................................                  1,500                   7,500
                                                                                                         -------------
                                                                                                                27,500
                                                                                                         -------------

   Telecommunications - 0.2%

   Carrier 1 International.............................................                  1,000                  10,000
   GT Group Telecom....................................................                  1,750                  70,000
   MetroNet Communications Corp. (a)...................................                  1,000                  81,981
                                                                                                         -------------
                                                                                                               161,981
                                                                                                         -------------
   Transportation Services - 0.1%

   RailAmerica, Inc. (a)...............................................                  1,500                 105,000
                                                                                                         -------------


See accompanying Notes to Financial Statements.




-8-

                                                                                                                 Value
----------------------------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (cost of $43,500)...................................................                                     $  486,741
                                                                                                         -------------


Short-Term Obligation - 1.6%                                                               Par
----------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 1.6%
   UBS Financial, 4.140% (d), 7/2/01...................................             $1,220,000               1,219,860
   (cost of $1,219,860)                                                                                  -------------


TOTAL INVESTMENTS - 98.2%
   (cost of $86,152,706) (e)...........................................                                     75,266,069
                                                                                                         -------------
 OTHER ASSETS & LIABILITIES, NET - 1.8%................................                                      1,396,744
                                                                                                         -------------
NET ASSETS - 100.0%....................................................                                    $76,662,813
                                                                                                         -------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)These securities are exempt from registration under Rule 144A of the
   Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $23,222,872, which represents 30.3%
   of net assets.
(b)These securities are in default of certain debt covenants. Income is not being accrued.
(c)Zero coupon bond.
(d)Rate represents yield at time of purchase.
(e)At June 30, 2001, the cost of investments for federal tax and book purposes is the same.

               Acronym                             Name
               -------                            ------
                 ADR                    American Depositary Receipt

See accompanying Notes to Financial Statements.


SR&F High Yield Portfolio

Statement of Assets
and Liabilities

June 30, 2001

ASSETS

Investments, at value (cost of $86,152,706)...................................................             $75,266,069
Cash..........................................................................................                   4,235
Receivable for:
   Investments sold...........................................................................                 568,750
   Interest...................................................................................               1,801,871
                                                                                                          ------------
   Total Assets...............................................................................              77,640,925
                                                                                                          ------------

LIABILITIES

Payable for:
   Investments purchased......................................................................                 935,000
   Management fee.............................................................................                  39,876
   Transfer agent fee.........................................................................                   1,354
   Bookkeeping fee............................................................................                   1,013
Other liabilities.............................................................................                     869
                                                                                                          ------------
   Total Liabilities..........................................................................                 978,112
                                                                                                          ------------
Net Assets Applicable to Investors' Beneficial Interest.......................................             $76,662,813
                                                                                                          ============



See accompanying Notes to Financial Statements.




Statement of Operations
For the Year Ended June 30, 2001



INVESTMENT INCOME

Interest income...............................................................................            $  8,906,315
                                                                                                          ------------

EXPENSES

Management fee..................................................................      $399,857
Transfer agent fee..............................................................         6,001
Bookkeeping fee.................................................................        25,749
Trustees' fee...................................................................        11,615
Custody fee.....................................................................         5,091
Other expenses..................................................................        34,957
                                                                                    ----------
   Total Expenses...............................................................       483,270
Custody credits earned..........................................................        (4,206)
                                                                                    ----------
   Net Expenses...............................................................................                 479,064
                                                                                                          ------------
   Net Investment Income......................................................................               8,427,251
                                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS

Net realized loss on investments..............................................................              (4,979,101)
Net change in unrealized appreciation/depreciation on investments.............................              (6,293,501)
                                                                                                          ------------
   Net Loss...................................................................................             (11,272,602)
                                                                                                          ------------
DECREASE IN NET ASSETS FROM OPERATIONS........................................................            $ (2,845,351)
                                                                                                          ============



See accompanying Notes to Financial Statements.



Statement of Changes
in Net Assets

                                                                                    YEAR ENDED              YEAR ENDED
                                                                                      JUNE 30,                JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                         2001                 2000 (a)
                                                                                  ------------            ------------
OPERATIONS

Net investment income..................................................           $  8,427,251            $  9,382,874
Net realized loss on investments.......................................             (4,979,101)             (5,196,013)
Net change in unrealized appreciation/depreciation on investments......             (6,293,501)             (2,744,565)
                                                                                  ------------            ------------
   Net Increase (Decrease) from Operations.............................             (2,845,351)              1,442,296
                                                                                  ------------            ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

Contributions..........................................................             43,942,010              64,108,751
Withdrawals............................................................            (51,962,423)            (66,345,470)
                                                                                  ------------            ------------
   Net Decrease from Transactions in Investors' Beneficial Interest....             (8,020,413)             (2,236,719)
                                                                                  ------------            ------------
   Net Decrease in Net Assets..........................................            (10,865,764)               (794,423)

NET ASSETS

Beginning of period....................................................             87,528,577              88,323,000
                                                                                  ------------            ------------
End of period..........................................................           $ 76,662,813            $ 87,528,577
                                                                                  ============            ============

(a) Refer to Note 2 from the Notes to Financial Statements.



See accompanying Notes to Financial Statements.


Stein Roe Institutional
Client High Yield Fund

Statement of Assets
and Liabilities

June 30, 2001

ASSETS

Investments in Portfolio, at value............................................................             $57,519,767
Receivable for:
   Fund shares sold...........................................................................               2,850,000
   Expense reimbursement due from Advisor.....................................................                   4,754
                                                                                                           -----------
   Total Assets...............................................................................              60,374,521
                                                                                                           -----------

LIABILITIES

Payable for:
   Distributions..............................................................................                   3,877
   Administration fee.........................................................................                   8,269
   Transfer agent fee.........................................................................                   2,952
   Bookkeeping fee............................................................................                   2,103
   Shareholder reporting fee..................................................................                   5,776
   Registration fee...........................................................................                   2,528
Other liabilities.............................................................................                   3,181
                                                                                                           -----------
   Total Liabilities..........................................................................                  28,686
                                                                                                           -----------
NET ASSETS....................................................................................             $60,345,835
                                                                                                           ===========

COMPOSITION OF NET ASSETS

Paid in Capital...............................................................................             $74,174,120
Overdistributed net investment income.........................................................                 (94,315)
Accumulated net realized loss on investments allocated from Portfolio.........................              (6,440,676)
Net unrealized depreciation on investments allocated from Portfolio...........................              (7,293,294)
                                                                                                           -----------
   Net Assets.................................................................................             $60,345,835
                                                                                                           ===========
Shares outstanding (unlimited number authorized)..............................................               7,861,268
                                                                                                           ===========
Net assets value per share....................................................................             $      7.68
                                                                                                           ===========



See accompanying Notes to Financial Statements.



Statement of Operations
For the Year Ended June 30, 2001



INVESTMENT INCOME

Interest income allocated from Portfolio......................................................             $ 6,091,180
Other income..................................................................................                   5,288
                                                                                                          ------------
   Total Investment Income....................................................................               6,096,468

EXPENSES

Expenses allocated from Portfolio...............................................     $ 328,917
Administration fee..............................................................        81,761
Transfer agent fee..............................................................        27,264
Bookkeeping fee.................................................................        25,113
Trustees' fee...................................................................         6,956
Custody fee.....................................................................         1,203
Registration fee................................................................        21,526
Other expenses..................................................................        26,112
                                                                                    ----------
   Total Expenses...............................................................       518,852
Fees and expenses waived or borne by Advisor....................................      (246,300)
                                                                                    ----------
   Net Expenses...............................................................................                 272,552
                                                                                                          ------------
   Net Investment Income......................................................................               5,823,916
                                                                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM PORTFOLIO

Net realized loss on investments allocated from Portfolio.....................................              (3,162,951)
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio....              (4,246,815)
                                                                                                          ------------
   Net Loss...................................................................................              (7,409,766)
                                                                                                          ------------
DECREASE IN NET ASSETS FROM OPERATIONS........................................................             $(1,585,850)
                                                                                                          ============




See accompanying Notes to Financial Statements.



Statement of Changes
in Net Assets

                                                                                    YEAR ENDED              YEAR ENDED
                                                                                      JUNE 30,                JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                         2001                 2000 (a)
                                                                                  ------------            ------------
OPERATIONS

Net investment income..................................................            $ 5,823,916             $ 6,064,898
Net realized gain (loss) on investments allocated from Portfolio.......             (3,162,951)             (3,275,690)
Net change in unrealized appreciation/depreciation on
   investments allocated from Portfolio................................             (4,246,815)             (1,957,454)
                                                                                  ------------            ------------
   Net Increase (Decrease) from Operations.............................             (1,585,850)                831,754
                                                                                  ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income.............................................             (5,765,841)             (6,195,871)
In excess of net investment income.....................................                     --                 (90,773)
From net realized capital gains........................................                     --                (177,797)
                                                                                  ------------            ------------
   Total Distributions to Shareholders.................................             (5,765,841)             (6,464,441)
                                                                                  ------------            ------------
SHARE TRANSACTIONS:

Subscriptions..........................................................             10,351,477                 799,000
Distributions reinvested...............................................              5,853,999               6,323,423
Redemptions............................................................               (200,000)             (5,192,686)
                                                                                  ------------            ------------
   Net Increase from Share Transactions................................             16,005,476               1,929,737
                                                                                  ------------            ------------
   Total Increase (Decrease) in Net Assets.............................              8,653,785              (3,702,950)

NET ASSETS

Beginning of period....................................................             51,692,050              55,395,000
                                                                                  ------------            ------------
End of period (including overdistributed net investment income
   of $(94,315) and $(152,135), respectively)..........................            $60,345,835             $51,692,050
                                                                                  ============            ============
CHANGES IN SHARES OF BENEFICIAL INTEREST

Subscriptions..........................................................              1,327,123                  88,375
Issued in reinvestment of distributions................................                736,638                 678,202
Redemptions............................................................                (24,770)               (570,163)
                                                                                  ------------            ------------
   Net Increase in Shares of Beneficial Interest.......................              2,038,991                 196,414
Shares outstanding at beginning of period..............................              5,822,277               5,625,863
                                                                                  ------------            ------------
Shares outstanding at end of period....................................              7,861,268               5,822,277
                                                                                  ============            ============

(a) Refer to Note 2 from the Notes to Financial Statements.



See accompanying Notes to Financial Statements.


Notes to Financial Statements

Notes to Financial Statements
June 30, 2001

Note 1. Organization

     Stein Roe Institutional Client High Yield Fund (the "Fund") is a series of Liberty-Stein Roe Funds Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High Yield Portfolio (the "Portfolio"), which seeks a high level of current income and capital growth by investing primarily in high yield, high-risk, medium- and lower-quality debt securities.

     The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on November 1, 1996. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2001, Stein Roe Institutional Client High Yield Fund owned 75.0% of the SR&F High Yield Portfolio.

Note 2. Significant Accounting Policies

     The following summarizes the significant accounting policies of the Fund and the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Transactions and Investment Income

     Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

     Certain prior year financial statement balances have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the SR&F High Yield Portfolio, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net change in unrealized appreciation/depreciation on investments and the net assets by $937,343. For the Stein Roe Institutional Client High Yield Fund, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net change in unrealized appreciation/depreciation on investments and the net assets by $560,958.

     Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio had no when-issued or delayed delivery purchase commitments as of June 30, 2001.

     Effective July 1, 2001, the Portfolio will adopt the provisions of the AICPA Audit and Accounting guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets, but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Portfolio currently has not determined the impact of the adoption of the new accounting policy.

Security Valuations

     Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service.

     Equity securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

     Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.

Federal Income Taxes

     No provision is made for federal income taxes, since (a) the Fund elects to be taxed as a "regulated investment company" and makes such distributions to its shareholders as to be relieved of all federal income tax under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

     The Fund intends to utilize provisions of the federal income tax law that allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized gains.

     At June 30, 2001, the Fund had capital loss carryforwards totaling $4,752,489 expiring in 2008-2009.

Distributions to Fund Shareholders

     Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

     The following reclassifications have been made to the financial statements:

                                                INCREASE (DECREASE)
                                                -------------------
                                     ACCUMULATED
                                   NET INVESTMENT           ACCUMULATED NET
           PAID IN CAPITAL          INCOME (LOSS)        REALIZED GAIN (LOSS)
           ---------------         --------------        --------------------
                $933                   $(255)                   $(678)

     These differences are primarily due to paydowns, and market adjustments. Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

     Additionally, net capital losses of $1,688,187, attributable to security transactions incurred after October 31, 2000 are treated as arising on July 1, 2001, the first day of the Fund's next taxable year.

Note 3. Portfolio Composition

     The Portfolio invests primarily in high yield, high-risk medium- and lower quality debt securities. See the Portfolio of Investments for information regarding individual securities.

Note 4. Trustees' Fees and Transactions with Affiliates

Management & Administration Fees

     The Fund and Portfolio pay a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham, Incorporated (the "Advisor"), an indirect, majority- owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager.

     The management fee for the Portfolio is computed at an annual rate of 0.50% of the first $500 million of average daily net assets, and 0.475% thereafter. The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $500 million of average daily net assets, and 0.125% thereafter.

Bookkeeping Fee

     The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Fund and Portfolio's average daily net assets over $50 million.

Expense limit

     The Advisor has agreed to reimburse the Fund to the extent that expenses exceed 0.50% of average daily net assets. This commitment expires January 31, 2002, subject to earlier termination by the Advisor on 30 days' notice to the Fund.

Transfer Agent Fee

     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for the Fund for a monthly fee equal to 0.05% annually of average net assets. The Transfer Agent receives reimbursement for certain out of pocket expenses. The Transfer Agent receives a fixed fee of $6,000 annually for the Portfolio.

Other

     Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

Note 5. Investment Transactions

     The Portfolio's aggregate cost of purchases and proceeds from sales (other than short-term obligations) for the year ended June 30, 2001, were $88,679,459 and $86,774,132, respectively.

     Unrealized appreciation (depreciation) at June 30, 2001 for federal income tax purposes for the Portfolio was:

      Gross unrealized appreciation..................               $3,632,841
      Gross unrealized depreciation..................              (14,519,478)
                                                                  ------------
      Net unrealized depreciation....................             $(10,886,637)
                                                                  ============

 Note 6. Line of Credit

     The Liberty-Stein Roe Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund-Class A, and Stein Roe High-Yield Municipals Fund) and the SR&F Base Trust (excluding the SR&FCash Reserve Portfolio and SR&F Municipal Money Market Portfolio) (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. For the year ended June 30, 2001, the Trusts had no borrowings under the agreement.


Financial Highlights

Stein Roe Institutional Client High Yield Fund

Selected data for a share outstanding throughout each period is as follows:



                                                                                                                     PERIOD
                                                                         YEAR ENDED JUNE 30,                          ENDED
                                                          -------------------------------------------------        JUNE 30,
                                                           2001         2000(f)          1999          1998          1997(a)
                                                     ----------     ----------     ----------     ----------     ----------
RATIOS TO AVERAGE NET ASSETS

Net Asset Value, Beginning of Period .............   $     8.88     $     9.85     $    10.65     $    10.21     $    10.00
                                                     ----------     ----------     ----------     ----------     ----------
Income From Investment Operations
Net investment income (b) ........................         0.88           1.04           0.87           0.88           0.33
Net realized and unrealized loss .................        (1.21)         (0.90)         (0.49)          0.58           0.21
                                                     ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations ..............        (0.33)          0.14           0.38           1.46           0.54
                                                     ----------     ----------     ----------     ----------     ----------
Less Distributions Declared to Shareholders
Net investment income ............................        (0.87)         (1.06)         (0.87)         (0.88)         (0.33)
In excess of net investment income ...............           --          (0.02)            --             --             --
From net realized gains ..........................           --          (0.03)         (0.31)         (0.14)            --
                                                     ----------     ----------     ----------     ----------     ----------
   Total Distributions Declared
     to Shareholders .............................        (0.87)         (1.11)         (1.18)         (1.02)         (0.33)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period ...................   $     7.68     $     8.88     $     9.85     $    10.65     $    10.21
                                                     ==========     ==========     ==========     ==========     ==========
Total return (c) (g) .............................      (3.84)%          1.38%          4.20%         14.88%          5.48%(d)
                                                     ==========     ==========     ==========     ==========     ==========
RATIOS TO AVERAGE NET ASSETS

Expenses .........................................        0.50%          0.50%          0.50%          0.50%          0.50%(e)
Net investment income ............................       10.68%         11.14%          8.72%          8.31%          8.76%(e)
Waiver/reimbursement .............................        0.45%          0.47%          0.47%          0.78%          2.09%(e)
Net assets, end of period (000's) ................    $  60,346      $  51,692     $   55,395     $   35,157     $   25,674

(a)From commencement of operations on February 14, 1997.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Computed giving effect to the Advisor's expense limitation undertaking.
(d)Not annualized.
(e)Annualized.
(f)Prior year financial highlights have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the Stein Roe Institutional Client High Yield Fund, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net realized and unrealized gain (loss) on investments per share by $0.10, decrease the ratio of net investment income to average net assets by one basis point and increase end of period net assets by $560,958. Performance increased by 101 basis points.
(g)Total return at net asset value assuming all distributions reinvested.


SR&F High Yield Portfolio

Selected data for a share outstanding throughout each period is as follows:



                                                                                                                     PERIOD
                                                                         YEAR ENDED JUNE 30,                          ENDED
                                                          -------------------------------------------------        JUNE 30,
                                                           2001         2000(d)          1999          1998          1997(a)
                                                        -------        -------        -------       -------       --------
RATIOS TO AVERAGE NET ASSETS

Ratio of net expenses to average net assets (d)..         0.60%          0.58%          0.57%         0.65%          0.89%(b)
Ratio of net investment income to
   average net assets (d)........................        10.54%         11.04%          8.27%         8.13%          8.24%(b)
Portfolio turnover rate..........................          117%           144%           296%          426%           168%

(a)From commencement of operations on November 1, 1996.
(b)Annualized.
(c)The benefits derived from custody credits and directed brokerage arrangement had no impact.
(d)Prior year financial highlights have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the SR&F High Yield Portfolio, the effect of this correction for the fiscal year ended June 30, 2000 was to decrease the ratios of net expenses to average net assets and net investment income to average net assets by one and two basis points, respectively.

Report Of Independent Auditors

Report Of Ernst & Young LLP,
Independent Auditors

     To the Shareholders, Holders of Investors' Beneficial Interests and Board of Trustees of Liberty-Stein Roe Funds Trust and SR&F Base Trust

     Stein Roe Institutional Client High Yield Fund
     SR&F High Yield Portfolio

     We have audited the accompanying statement of assets and liabilities of Stein Roe Institutional Client High Yield Fund (a series of Liberty-Stein Roe Funds Trust), as of June 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F High Yield Portfolio (a series of SR&F Base Trust) as of June 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty-Stein Roe Funds Trust and SR&F Base Trust at June 30, 2001, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

     Boston, Massachusetts
     August 22, 2001

                                        [STEIN ROE LOGO]
                                        STEIN ROE MUTUAL FUNDS


                                        One Financial Center
                                        Boston, MA 02111-2621
                                        800-338-2550

                                                        S19-02/460G-0601 (08/01)
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